Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,209,458	$ 7,079,589
Less: accumulated depreciation	3,478,342	2,393,266
Property, plant and equipment, net	3,731,116	4,686,323
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	85,495	77,611
Furniture, fixture, and office and medical equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	264,123	262,664
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	542,514	542,514
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,179,064	4,058,538
Motor vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	239,093	239,093
Assets in construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,899,169	$ 1,899,169